SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended			33 Months Ended	57 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2018	Nov. 30, 2018	Mar. 24, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value of options granted	$ 8.37	$ 6.64	$ 2.89
Options issued	371,419	290,597	434,571
Options exercised	117,185	458,801	268,022
Options cancelled	141,352	193,470	144,854
Share repurchase program						$ 25,000	$ 12,000
Ordinary share repurchased, shares				1,084,778	200,000
Ordinary share repurchased				$ 11,965	$ 4,801
Total intrinsic value of options outstanding	$ 10,665	$ 17,284			10,665
Options exercisable at year-end	7,679	8,254			7,679
Total intrinsic value of options exercised	$ 2,170	$ 5,170	$ 1,342
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Unrecognized compensation cost related to non-vested employee options	$ 1,967				1,967
Unrecognized compensation cost, recognition period	4 years
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options term	10 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Unrecognized compensation cost related to non-vested employee options	$ 2,359				$ 2,359
Unrecognized compensation cost, recognition period	4 years
Options issued	173,362
Options cancelled	22.4
RSUs issued	173,362
Weighted average fair values at grant date	$ 24.8
Total intrinsic value of RSU's vested	$ 1,048	$ 989	$ 927
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Restricted Stock Units (RSUs) [Member] | Share Based Compensation Award Tranche Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%